Income Taxes (Details) - Schedule of Loss Before Income Taxes ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	¥ (26,516)	$ (3,649)	¥ (5,834)
Non-PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	(6,113)	(841)
PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	¥ (20,403)	$ (2,808)	¥ (5,834)